STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 187	$ 396,312	$ (358,178)	$ 38,321
Balance, shares at Dec. 31, 2019	67,922,836
Options exercised	$ 9	15,906		15,915
Options exercised, shares	3,070,542
Issuance of shares and warrants, net	$ 24	74,123		74,147
Issuance of shares and warrants, net, shares	8,816,339
Warrants exercised	$ 11	18,314		18,325
Warrants exercised, shares	3,866,139
Stock-based compensation relating to options issued to employees, directors and non employees		2,772		2,772
Net loss			(29,698)	(29,698)
Balance at Dec. 31, 2020	$ 231	507,427	(387,876)	119,782
Balance, shares at Dec. 31, 2020	83,675,856
Exercise of options and ESPP shares	$ 1	1,454		1,455
Exercise of options and ESPP shares, shares	335,204
Warrants exercised		425		425
Warrants exercised, shares	89,557
Issuance of shares, net	$ 7	14,951		14,958
Issuance of shares, net, shares	2,332,815
Stock-based compensation relating to options issued to employees, directors and non employees		4,276		4,276
Net loss			(34,203)	(34,203)
Balance at Dec. 31, 2021	$ 239	528,533	(422,079)	$ 106,693
Balance, shares at Dec. 31, 2021	86,433,432			86,433,432
Exercise of options and ESPP shares	$ 1	352		$ 353
Exercise of options and ESPP shares, shares	191,211
Stock-based compensation relating to options issued to employees, directors and non employees		4,328		4,328
Net loss			(33,694)	(33,694)
Balance at Dec. 31, 2022	$ 240	$ 533,213	$ (455,773)	$ 77,680
Balance, shares at Dec. 31, 2022	86,624,643			86,624,643